Other Finance Expenses (Tables)	6 Months Ended
Jun. 30, 2017
Banking and Thrift, Interest [Abstract]
Reconciliation of Total Interest Cost and Interest Expense

A reconciliation of total interest cost and interest expense as reported in the consolidated statements of operations for the three and six months ended June 30, 2017 and 2016:

	Three Months Ended June 30,		Six Months Ended June 30,
(U.S. Dollars in thousands)	2017	2016	2017	2016
Interest expense	$6,846	$4,768	$12,711	$9,511
Amortization of debt issuance cost and fair value of debt assumed	406	286	755	573

Total interest cost	$7,252	$5,054	$13,466	$10,084

Summary of Other Finance Expense

The following table presents the other finance expense for three and six months ended June 30, 2017 and 2016:

	Three Months Ended June 30,		Six Months Ended June 30,
(U.S. Dollars in thousands)	2017	2016	2017	2016
Bank fees, charges	$119	$158	$191	$246
Guarantee costs	158	176	318	355
Commitment fees	51	—	121	—

Total other finance expense	$328	$334	$630	$601